Fair Value of Financial Instruments: Assumptions utilized to estimate the fair value of warrant derivative liability (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Assumptions utilized to estimate the fair value of warrant derivative liability
Assumptions	December 31, 2012	December 31, 2011
Expected term (years)	0.0	1.8 - 9.7
Expected volatility	178%	152%
Risk-free interest rate	3.64%	0.71% - 4.13%
Dividend yield	0.00%	0.00%